EQUITY - Schedule of RSUs to employees and services providers outstanding (Details) - Restricted share units [member] - Shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Outstanding at beginning of year	5,219,101	0
Granted	2,450,583	7,808,280
Vested	(2,466,858)	(902,753)
Forfeited	(300,353)	(1,686,426)
Unvested as of December 31, 2023	4,902,473	5,219,101